Leases	12 Months Ended
Sep. 30, 2011
Notes to Financial Statements
Leases

4.    Leases.

At September 30, 2011, the total carrying value of property owned by the Company which is leased or held for lease to others is summarized as follows (in thousands):

Construction aggregates property	$ 24,048
Commercial property	214,659
238,707
Less accumulated depreciation and depletion	53,451
$185,256

The minimum future straight-lined rentals due the Company on noncancelable leases as of September 30, 2011 are as follows: 2012 - $17,706,000; 2013 - $13,620,000; 2014 - $11,873,000; 2015 - $10,199,000; 2016 - $7,903,000; 2017 and subsequent years $27,196,000.